UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sabretooth Capital Management, LLC

Address:   405 Lexington Avenue, 50th Floor
           New York, NY 10174


Form 13F File Number: 028-14272


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Benjamin Baker
Title:  Chief Financial Officer
Phone:  (212) 542-9198

Signature,  Place,  and  Date  of  Signing:

/s/ Benjamin Baker                 New York, NY                       5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $      324,517
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14275             Sabretooth Capital Partners, LLC
----  --------------------  ----------------------------------------------------
2     028-14276             Erez Kalir
----  --------------------  ----------------------------------------------------
3     028-14277             Craig Perry
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BIG LOTS INC                     COM              089302103    9,772   225,000 SH       DEFINED    1,2,3      225,000      0    0
BIG LOTS INC                     COM              089302103   23,018   530,000     CALL DEFINED    1,2,3      530,000      0    0
CELERA CORP                      COM              15100E106   21,897 2,700,000 SH       DEFINED    1,2,3    2,700,000      0    0
CEPHALON INC                     COM              156708109   36,518   480,000     PUT  DEFINED    1,2,3      480,000      0    0
CHARTER COMMUNICATIONS INC D     CL A NEW         16117M305   17,913   353,794 SH       DEFINED    1,2,3      353,794      0    0
CLEARWIRE CORP NEW               CL A             18538Q105    5,730 1,025,000 SH       DEFINED    1,2,3    1,025,000      0    0
CUBIST PHARMACEUTICALS INC       COM              229678107   16,078   637,000 SH       DEFINED    1,2,3      637,000      0    0
CUBIST PHARMACEUTICALS INC       COM              229678107    8,142   322,600     CALL DEFINED    1,2,3      322,600      0    0
DOLLAR THRIFTY AUTOMOTIVE GP     COM              256743105   27,359   410,000 SH       DEFINED    1,2,3      410,000      0    0
DOLLAR THRIFTY AUTOMOTIVE GP     COM              256743105   20,019   300,000     CALL DEFINED    1,2,3      300,000      0    0
K V PHARMACEUTICAL CO            CL A             482740206    1,318   220,000 SH       DEFINED    1,2,3      220,000      0    0
LIBERTY MEDIA CORP NEW           CAP COM SER A    53071M302   16,956   230,157 SH       DEFINED    1,2,3      230,157      0    0
LIBERTY MEDIA CORP NEW           LIB STAR COM A   53071M708   23,202   299,000 SH       DEFINED    1,2,3      299,000      0    0
MBIA INC                         COM              55262C100    9,638   960,000 SH       DEFINED    1,2,3      960,000      0    0
MOMENTA PHARMACEUTICALS INC      COM              60877T100    1,522    96,000 SH       DEFINED    1,2,3       96,000      0    0
NAVIOS MARITIME ACQUISITION CORP *W EXP 06/25/201 Y62159119      150   250,000 SH       DEFINED    1,2,3      250,000      0    0
NPS PHARMACEUTICALS INC          COM              62936P103    1,916   200,000 SH       DEFINED    1,2,3      200,000      0    0
PAIN THERAPEUTICS INC            COM              69562K100   14,304 1,496,212 SH       DEFINED    1,2,3    1,496,212      0    0
QLT INC                          COM              746927102    2,370   341,000 SH       DEFINED    1,2,3      341,000      0    0
SIRIUS XM RADIO INC              COM              82967N108    5,445 3,300,000 SH       DEFINED    1,2,3    3,300,000      0    0
SPRINT NEXTEL CORP               COM SER 1        852061100    5,475 1,180,000 SH       DEFINED    1,2,3    1,180,000      0    0
THERAVANCE INC                   COM              88338T104    5,813   240,000 SH       DEFINED    1,2,3      240,000      0    0
TIVO INC                         COM              888706108   10,094 1,153,600     CALL DEFINED    1,2,3    1,153,600      0    0
VALEANT PHARMACEUTICALS INTL     COM              91911K102   15,939   320,000 SH       DEFINED    1,2,3      320,000      0    0
GRACE W R & CO DEL NEW           COM              38388F108   12,253   320,000 SH       DEFINED    1,2,3      320,000      0    0
YAHOO! INC                       COM              984332106   11,676   700,000     CALL DEFINED    1,2,3      700,000      0    0


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